INSTITUTIONAL [Member] Annual Fund Operating Expenses - Institutional - BLACKROCK LIQUID FEDERAL TRUST FUND	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.17%	[1],[2]

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 53, BlackRock, the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 53, BlackRock, the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.